UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM 12b-25
SEC FILE NUMBER 000-50245

CUSIP NUMBER

NOTIFICATION OF LATE FILING

(Check One):    ☐  Form 10-K  ☐  Form 20-F  ☐  Form 11-K  ☒  Form 10-Q

☐  Form N-SAR  ☐  Form N-CSR

For Period Ended:   March 31, 2005

☐ Transition Report on Form 10-K	☐ Transition Report on Form 10-Q
☐ Transition Report on Form 20-F	☐ Transition Report on Form N-SAR
☐ Transition Report on Form 11-K

For the Transition Period Ended:

Read Instruction (on back page) Before Preparing Form. Please Print or Type.
Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I — REGISTRANT INFORMATION
Nara Bancorp, Inc.
(Full Name of Registrant)
N/A
(Former Name if Applicable)
3701 Wilshire Boulevard, Suite 220
(Address of Principal Executive Office (Street and Number))
Los Angeles, CA 90010
(City, State and Zip Code)

PART II — RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

(a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
☐

(b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F,11-K Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

(c) The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III — NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, or the transition report portion thereof, could not be filed within the prescribed time period.

As previously announced, on March 31, 2005, Nara Bancorp notified Nasdaq that it would not file its Annual Report on a timely basis and as a result, would be out of compliance with Marketplace Rule 4310(c)(14).  The Company’s independent registered public accounting firm has been engaged by the Audit Committee to audit the Company’s financial statements for the fiscal years ended December 31, 2002 and 2003.   The Company is working diligently to complete the audits as soon as practicable, to amend its previously filed annual reports on Form 10-K for the fiscal years ended December 31, 2002 and 2003 and to file its annual report on Form 10-K for the fiscal year ended December 31, 2004.

As a result the Company will be unable to file its Form 10-Q for the quarter ended March 31, 2005 within the prescribed period without unreasonable effort or expense.   The Company expects that as a result of the current audits, that the Company’s independent registered public accounting firm will recommend that certain adjustments to the Company’s prior consolidated financial statements be made.  These adjustments will be in addition to the approximately $600,000 adjustment previously disclosed.

PART IV— OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

Ho Yang	213	639-1700
(Name)	(Area Code)	(Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s). ☐Yes ☒ No

10-K for the period ending December 31, 2004.

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? ☐Yes ☒ No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

Nara Bancorp Inc.
(Name of Registrant as Specified in Charter)

Has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date May 18, 2005	By	/s/ Ho Yang, President/Chief Executive Officer

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative’s authority to sign on behalf of the registrant shall be filed with the form.

ATTENTION

Intentional misstatements or omissions of fact constitute Federal Criminal Violations (See 18 U.S.C. 1001).